Leases (Tables) - MiX Telematics Limited [Member]	12 Months Ended
Mar. 31, 2024
Schedule of lease cost and supplemental cash flow information and non-cash activity

The components of lease cost are as follows (in thousands):

	As of March 31,
	2023	2024
Operating lease cost	$1,252	$1,316
Short-term lease cost	308	532
Total lease cost	$1,560	$1,848

Supplemental cash flow information and non-cash activity related to the Company’s operating leases are as follows (in thousands):

	As of March 31,
	2023	2024
Operating cash flow information:
Cash payments included in the measurement of lease liabilities	$1,293	$1,563
Non-cash activity:
Right-of-use assets obtained in exchange for new operating lease liabilities	$862	$1,427
Weighted-average remaining lease term - operating leases (months) (1)	22	19
Weighted-average discount rate - operating leases	8.0%	8.7%

(1)	Including expected renewals where appropriate.

Schedule of maturities of operating lease liabilities

Maturities of operating lease liabilities as of March 31 were as follows (in thousands):

2025	$1,137
2026	946
2027	815
2028	771
2029	638
Thereafter	183
Total future minimum lease payments	4,490
Less: Imputed interest	(779)
Present value of future minimum lease payments	3,711
Less: Current portion of lease liabilities	(859)
Non-current portion of lease liabilities	$2,852